Restricted Net Assets	12 Months Ended
Dec. 31, 2014
Restricted Net Assets
Restricted Net Assets

12. Restricted Net Assets

Pursuant to laws applicable to entities incorporated in the PRC, the Group’s subsidiaries and Affiliated Entities in the PRC must make appropriations from after-tax profit to non-distributable reserve funds. These reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires an annual appropriation of 10% of after tax profit (as determined under accounting principles generally accepted in the PRC at each year-end) until the accumulative amount of such reserve fund reaches 50% of a company’s registered capital; the other fund appropriations are at the subsidiaries’ discretion. These reserve funds can only be used for specific purposes of enterprise expansion and staff bonus and welfare and are not distributable as cash dividends. In addition, due to restrictions on the distribution of share capital from the Group’s PRC subsidiaries and Affiliated Entities and also as a result of these entities’ unreserved accumulated losses, total restrictions placed on the distribution of the Group’s PRC subsidiaries and Affiliated Entities’ net assets was RMB721 million, or 51% of the Group’s total consolidated net assets as of December 31, 2014.